Major Customers and Suppliers (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer Concentration Risk [Member] | Three Major Customers [Member] | Revenue Benchmark [Member]
Major Customers and Suppliers [Line Items]
Total revenue	31.00%	26.00%	31.00%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Three Major Suppliers [Member]
Major Customers and Suppliers [Line Items]
Total revenue	41.00%	61.00%	52.00%